CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues	[1]	$ 522,310	$ 413,439	$ 322,856
Cost of revenues	[2],[3]	(318,554)	(263,171)	(191,395)
Gross profit		203,756	150,268	131,461
Selling, general and administrative expenses	[3],[4]	(133,187)	(110,813)	(80,961)
Net impairment losses on financial assets	[5]	(3,469)	(1,581)	(928)
Other operating (expenses) income, net	[6]	(306)	(4,708)	0
Profit from operations		66,794	33,166	49,572
Finance income		11,418	7,956	16,215
Finance expense		(16,968)	(11,036)	(19,227)
Finance expense, net		(5,550)	(3,080)	(3,012)
Other income and expenses, net	[7]	6,220	8,458	3,629
Profit before income tax		67,464	38,544	50,189
Income tax		(15,868)	(8,081)	(14,327)
Net income for the year		51,596	30,463	35,862
Items that may be reclassified subsequently to profit and loss:
- Exchange differences on translating foreign operations		(871)	(265)	1,103
- Net change in fair value on financial assets measured at FVOCI		(12)	(27)	(52)
Total comprehensive income for the year		50,713	30,171	36,913
Net income attributable to:
Owners of the Company		51,677	30,539	35,876
Non-controlling interest		(81)	(76)	(14)
Total comprehensive income for the year attributable to:
Owners of the Company		50,794	30,247	36,927
Non-controlling interest		$ (81)	$ (76)	$ (14)
Earnings per share
Basic (in usd per share)		$ 1.45	$ 0.87	$ 1.04
Diluted (in usd per share)		$ 1.41	$ 0.84	$ 1.01
Weighted average of outstanding shares (in thousands)
Basic (in shares)		35,746	34,919	34,402
Diluted (in shares)		36,685	36,094	35,413

[1]	Includes transactions with related parties for 5,937, 5,590 and 6,462 for 2018, 2017 and 2016, respectively. See note 22.1.
[2]	Includes depreciation and amortization expense of 4,022, 4,339 and 4,281 for 2018, 2017 and 2016, respectively. See note 6.1.
[3]	Includes share-based compensation expense of 4,248, 5,666 and 917 under cost of revenues; and 8,665, 8,798 and 2,703 under selling, general and administrative expenses for 2018, 2017 and 2016, respectively. See note 6.
[4]	Includes depreciation and amortization expense of 16,521, 11,789 and 6,637 for 2018, 2017 and 2016, respectively. See note 6.2.
[5]	Includes a loss of 3,421, a gain of 5 and a loss of 928 on impairment of trade receivables for 2018, 2017 and 2016, respectively (see note 11). Includes an impairment of tax credits of 48 and 1,586 for 2018 and 2017, respectively (see note 4.4).
[6]	Includes an impairment of intangibles assets of 306 (note 4.7) and 4,708 (note 4.11) for 2018 and 2017, respectively.
[7]	Includes as of December 31, 2018, 2017 and 2016 a gain of 6,700, 6,735 and 418 on remeasurement of the contingent consideration of Pointsource, Clarice, L4, WAE and Ratio explained in note 28.9.1 and the gain of 1,611, 1,727 and 2,981 related to the remeasurement at fair value of the call and put option over non-controlling interest explained in note 28.9.2, and the derecognition of the call option over non-controlling interest of 455 explained in note 24.3.In 2018 includes the loss of 1,038 related to the settlement agreed with WAE former owners (note 28.9.1) In 2016 includes the gain of 225 related to the bargain business combination of Difier S.A. explained in note 24.5. In 2018 includes the impairment of the investment in Collokia of 800 explained in note 10.2.